Summary of financial assets and liabilities (Details)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 AUD ($)
IfrsStatementLineItems [Line Items]
Financial asset (liabilities)	$ 2,032,889	$ (726,681)	$ 3,212,072	$ (67,903)
Financial assets, class [member]
IfrsStatementLineItems [Line Items]
Financial asset (liabilities)	3,013,159	1,519,966	3,647,337	1,709,589
Financial liabilities, class [member]
IfrsStatementLineItems [Line Items]
Financial asset (liabilities)	$ (980,270)	$ (2,246,647)	$ (435,265)	$ (1,777,492)